UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06457

        Nuveen Premier Insured Municipal Income Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
	July 31, 2006
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 1.2% (0.7% of Total Investments)
$ 3,200	Auburn, Alabama, General Obligation Warrants, Series 2005, 5.000%, 8/01/30 – AMBAC Insured	8/15 at 100.00	AAA	$3,299,424

	Arizona – 1.5% (1.0% of Total Investments)
4,370	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Bonds, Series	7/15 at 100.00	AAA	4,447,742
	2005, 4.750%, 7/01/25 – MBIA Insured

	Arkansas – 1.4% (0.9% of Total Investments)
4,020	Northwest Community College District, Arkansas, General Obligation Bonds, Series 2005, 5.000%,	5/15 at 100.00	AAA	4,198,448
	5/15/23 – AMBAC Insured

	California – 30.3% (19.7% of Total Investments)
	ABAG Finance Authority for Non-Profit Corporations, California, Insured Certificates of
	Participation, Children’s Hospital Medical Center of Northern California, Series 1999:
6,750	5.875%, 12/01/19 – AMBAC Insured	12/09 at 101.00	AAA	7,214,670
10,000	6.000%, 12/01/29 – AMBAC Insured	12/09 at 101.00	AAA	10,705,300
1,000	California Department of Water Resources, Water System Revenue Bonds, Central Valley Project,	12/14 at 100.00	AAA	1,038,240
	Series 2005AC, 5.000%, 12/01/26 – MBIA Insured
1,250	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	1,324,925
	Electric Company, Series 1996A, 5.350%, 12/01/16 – MBIA Insured (Alternative Minimum Tax)
1,005	Folsom Cordova Unified School District, Sacramento County, California, General Obligation	10/14 at 100.00	AAA	1,043,492
	Bonds, School Facilities Improvement District 2, Series 2004B, 5.000%, 10/01/26 – FSA Insured
85	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation	No Opt. Call	AAA	87,574
	Bonds, Series 1994A-I, 7.150%, 12/30/24 (Alternative Minimum Tax)
55	Kern County Housing Authority, California, GNMA Guaranteed Tax-Exempt Mortgage Obligation	No Opt. Call	AAA	56,808
	Bonds, Series 1994A-III, 7.450%, 6/30/25 (Alternative Minimum Tax)
4,750	La Verne-Grand Terrace Housing Finance Agency, California, Single Family Residential Mortgage	No Opt. Call	AAA	6,350,370
	Revenue Bonds, Series 1984A, 10.250%, 7/01/17 (ETM)
1,690	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	AAA	1,766,608
	Bonds, Series 2005A, 5.000%, 8/01/24 – FSA Insured
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue	No Opt. Call	AAA	6,638,650
	Refunding Bonds, Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 – MBIA Insured
8,880	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds,	No Opt. Call	AAA	11,540,892
	Series 1990B, 7.500%, 8/01/23 (ETM)
13,215	San Bernardino County, California, GNMA Mortgage-Backed Securities Program Single Family Home	No Opt. Call	AAA	15,447,408
	Mortgage Revenue Bonds, Series 1988A, 8.300%, 9/01/14 (Alternative Minimum Tax) (ETM)
10,155	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	12,832,975
	Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)
4,300	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	4,448,995
	International Airport, Second Series 2001, Issue 27A, 5.125%, 5/01/19 – MBIA Insured
	(Alternative Minimum Tax)
2,000	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/14 at 100.00	AAA	2,137,940
	Project, Series 2004A, 5.250%, 8/01/19 – MBIA Insured
1,815	University of California, General Revenue Bonds, Series 2005G, 4.750%, 5/15/31 – MBIA Insured	5/13 at 101.00	AAA	1,828,395
3,600	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AAA	3,738,744
	5.000%, 8/01/28 – MBIA Insured

75,550	Total California			88,201,986

	Colorado – 7.2% (4.7% of Total Investments)
1,500	Adams and Arapahoe Counties Joint School District 28J, Aurora, Colorado, General Obligation	12/13 at 100.00	AAA	1,582,740
	Bonds, Series 2003A, 5.125%, 12/01/21 – FSA Insured
2,500	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2002E,	11/12 at 100.00	AAA	2,654,400
	5.500%, 11/15/18 – FGIC Insured (Alternative Minimum Tax)
6,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000A, 5.750%, 9/01/29 –	9/10 at 102.00	AAA	6,491,460
	MBIA Insured
4,405	Garfield, Eagle and Pitkin Counties School District RE-1, Roaring Fork, Colorado, General	12/14 at 100.00	AAA	4,589,790
	Obligation Bonds, Series 2005A, 5.000%, 12/15/24 – FSA Insured
2,065	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	2,151,627
	12/15/24 – FSA Insured
1,390	Teller County School District RE-2, Woodland Park, Colorado, General Obligation Bonds, Series	12/14 at 100.00	AAA	1,453,009
	2004, 5.000%, 12/01/22 – MBIA Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2002A, 5.000%, 6/01/19 –	6/12 at 100.00	AAA	1,046,640
	FGIC Insured
1,000	University of Colorado, Enterprise System Revenue Bonds, Series 2005, 5.000%, 6/01/30 –	6/15 at 100.00	AAA	1,036,420
	FGIC Insured

19,860	Total Colorado			21,006,086

	Florida – 5.6% (3.7% of Total Investments)
2,285	Florida Municipal Loan Council, Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – MBIA Insured	2/15 at 100.00	AAA	2,375,600
1,500	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A, 5.000%, 10/01/19 –	10/13 at 100.00	AAA	1,571,625
	FGIC Insured
4,145	Miami, Florida, General Obligation Bonds, Series 2002, 5.000%, 1/01/22 – MBIA Insured	1/12 at 100.00	AAA	4,302,593
4,240	Reedy Creek Improvement District, Florida, Utility Revenue Bonds, Series 2003-1, 5.250%,	10/13 at 100.00	AAA	4,546,679
	10/01/17 – MBIA Insured
2,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – MBIA Insured	10/15 at 100.00	AAA	2,067,480
1,415	Taylor County, Florida, Sales Tax Revenue Bonds, Series 2005, 5.000%, 10/01/25 – FGIC Insured	10/15 at 100.00	AAA	1,468,119

15,585	Total Florida			16,332,096

	Georgia – 3.4% (2.2% of Total Investments)
2,950	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/25 – FSA Insured	1/15 at 100.00	AAA	3,053,339
6,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/09 at 102.00	AAA	6,867,640
	Regional Healthcare System, Inc. Project, Series 1999, 5.500%, 8/01/25 – MBIA Insured

9,450	Total Georgia			9,920,979

	Hawaii – 3.8% (2.5% of Total Investments)
2,250	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric	1/09 at 101.00	AAA	2,380,995
	Company Inc., Series 1999D, 6.150%, 1/01/20 – AMBAC Insured (Alternative Minimum Tax)
8,030	Hawaii Department of Transportation, Airport System Revenue Refunding Bonds, Series 2000B,	7/10 at 101.00	AAA	8,790,521
	6.500%, 7/01/15 – FGIC Insured (Alternative Minimum Tax)

10,280	Total Hawaii			11,171,516

	Illinois – 15.9% (10.3% of Total Investments)
4,000	Bridgeview, Illinois, General Obligation Bonds, Series 2002, 5.000%, 12/01/22 – FGIC Insured	12/12 at 100.00	AAA	4,149,320
8,200	Chicago Board of Education, Illinois, General Obligation Lease Certificates, Series 1992A,	No Opt. Call	AAA	9,273,708
	6.250%, 1/01/15 – MBIA Insured
10,000	Chicago, Illinois, General Obligation Refunding Bonds, Series 2000D, 5.500%, 1/01/35 –	1/10 at 101.00	AAA	10,502,700
	FGIC Insured
1,450	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	AAA	1,541,249
	Series 2005A, 5.250%, 1/01/24 – MBIA Insured
23,110	Illinois Development Finance Authority, Local Government Program Revenue Bonds, Kane, Cook and	No Opt. Call	Aaa	14,566,926
	DuPage Counties School District U46 – Elgin, Series 2002, 0.000%, 1/01/17 – FSA Insured
5,010	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,445,632
	Expansion Project, Series 1996A, 0.000%, 12/15/21 – MBIA Insured
3,225	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AAA	3,662,600
	Illinois, General Obligation Bonds, Series 1992A, 9.000%, 6/01/09 – AMBAC Insured

54,995	Total Illinois			46,142,135

	Indiana – 2.8% (1.9% of Total Investments)
	Indiana University, Parking Facility Revenue Bonds, Series 2004:
1,015	5.250%, 11/15/19 – AMBAC Insured	11/14 at 100.00	AAA	1,086,324
1,060	5.250%, 11/15/20 – AMBAC Insured	11/14 at 100.00	AAA	1,133,712
1,100	5.250%, 11/15/21 – AMBAC Insured	11/14 at 100.00	AAA	1,174,910
9,255	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E, 0.000%, 2/01/25 –	No Opt. Call	AAA	3,806,859
	AMBAC Insured
1,000	Metropolitan School District Steuben County K-5 Building Corporation, Indiana, First Mortgage	7/14 at 102.00	AAA	1,070,820
	Bonds, Series 2003, 5.250%, 1/15/21 – FSA Insured

13,430	Total Indiana			8,272,625

	Iowa – 1.2% (0.8% of Total Investments)
3,345	Ames, Iowa, Hospital Revenue Refunding Bonds, Mary Greeley Medical Center, Series 2003,	6/13 at 100.00	Aaa	3,488,133
	5.000%, 6/15/17 – AMBAC Insured

	Kansas – 1.4% (0.9% of Total Investments)
1,245	Kansas Development Finance Authority, Board of Regents, Revenue Bonds, Kansas State University	4/15 at 100.00	AAA	1,298,722
	Housing System, Series 2005A, 5.000%, 4/01/23 – MBIA Insured
2,760	Neosho County Unified School District 413, Kansas, General Obligation Bonds, Series 2006,	9/14 at 100.00	Aaa	2,851,604
	5.000%, 9/01/31 – FSA Insured

4,005	Total Kansas			4,150,326

	Maryland – 2.2% (1.4% of Total Investments)
1,200	Maryland Economic Development Corporation, Student Housing Revenue Refunding Bonds, University	6/16 at 100.00	AAA	1,245,732
	of Maryland College Park Projects, Series 2006, 5.000%, 6/01/28 – CIFG Insured
5,000	Maryland Transportation Authority, Airport Parking Revenue Bonds, Baltimore-Washington	3/12 at 101.00	AAA	5,175,300
	International Airport Passenger Facility, Series 2002B, 5.125%, 3/01/21 – AMBAC Insured
	(Alternative Minimum Tax)

6,200	Total Maryland			6,421,032

	Massachusetts – 1.6% (1.0% of Total Investments)
4,400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2005A,	8/15 at 100.00	AAA	4,596,724
	5.000%, 8/15/23 – FSA Insured

	Michigan – 3.7% (2.4% of Total Investments)
6,500	Michigan Higher Education Student Loan Authority, Revenue Bonds, Series 2000 XII-T, 5.300%,	No Opt. Call	AAA	6,738,095
	9/01/10 – AMBAC Insured (Alternative Minimum Tax)
3,810	Michigan Housing Development Authority, GNMA Collateralized Limited Obligation Multifamily	8/12 at 102.00	Aaa	3,938,740
	Housing Revenue Bonds, Cranbrook Apartments, Series 2001A, 5.500%, 2/20/43 (Alternative
	Minimum Tax)

10,310	Total Michigan			10,676,835

	Minnesota – 1.8% (1.2% of Total Investments)
4,860	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	5,163,604
	Series 2001B, 5.750%, 1/01/15 – FGIC Insured (Alternative Minimum Tax)
150	Minnesota Housing Finance Agency, Rental Housing Bonds, Series 1995D, 5.950%, 2/01/18 –	8/06 at 101.00	AAA	150,837
	MBIA Insured

5,010	Total Minnesota			5,314,441

	Missouri – 3.5% (2.3% of Total Investments)
7,495	Jefferson County Industrial Development Authority, Missouri, Housing Revenue Bonds, Richardson	8/07 at 100.00	AAA	8,035,764
	Road Apartments Project, Series 1985, 11.000%, 12/15/15 (Pre-refunded 8/15/07)
2,000	Missouri Western State College, Auxiliary System Revenue Bonds, Series 2003, 5.000%, 10/01/21 –	10/13 at 100.00	AAA	2,082,440
	MBIA Insured

9,495	Total Missouri			10,118,204

	Nevada – 8.7% (5.7% of Total Investments)
3,000	Clark County, Nevada, General Obligation Bank Bonds, Southern Nevada Water Authority Loan,	12/12 at 100.00	AAA	3,070,890
	Series 2002, 5.000%, 6/01/32 – MBIA Insured
8,000	Clark County, Nevada, Subordinate Lien Airport Revenue Bonds, Series 2001B, 5.125%, 7/01/21	7/11 at 100.00	AAA	8,476,560
	(Pre-refunded 7/01/11) – FGIC Insured
7,990	Reno, Nevada, Senior Lien Sales and Room Tax Revenue Bonds, Reno Transportation Rail Access	6/12 at 100.00	AAA	8,579,822
	Corridor Project, Series 2002, 5.250%, 6/01/41 (Pre-refunded 6/01/12) – AMBAC Insured
5,050	Washoe County, Nevada, Gas and Water Facilities Remarketed Revenue Refunding Bonds, Sierra	12/14 at 100.00	AAA	5,139,638
	Pacific Power Company, Series 1987, 6.300%, 12/01/14 – AMBAC Insured

24,040	Total Nevada			25,266,910

	New Jersey – 1.2% (0.8% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series 2004A:
1,200	5.000%, 7/01/22 – MBIA Insured	7/14 at 100.00	AAA	1,252,548
1,200	5.000%, 7/01/23 – MBIA Insured	7/14 at 100.00	AAA	1,245,612
800	Rutgers State University, New Jersey, Certificates of Participation, Lower Georges Street	1/14 at 100.00	AAA	825,720
	University Redevelopment Associates LLC, Series 2004, 5.000%, 1/01/24 – AMBAC Insured

3,200	Total New Jersey			3,323,880

	New York – 9.2% (6.0% of Total Investments)
1,000	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	AAA	1,040,370
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
1,510	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AAA	1,571,155
	Improvements, Series 2005B, 5.000%, 2/15/24 – AMBAC Insured
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	6/16 at 100.00	AAA	5,214,750
	5.000%, 12/01/25 – FGIC Insured
10,000	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AAA	10,529,800
	Series 2002F, 5.250%, 11/15/27 – MBIA Insured
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/15 at 100.00	AAA	1,041,760
	Bonds, Fiscal Series 2005C, 5.000%, 6/15/25 – MBIA Insured
5,700	New York State Thruway Authority, General Revenue Bonds, Series 2005G, 5.000%, 1/01/26 –	7/15 at 100.00	AAA	5,926,347
	FSA Insured
1,450	New York State Thruway Authority, Highway and Bridge Trust Fund Bonds, Second Generation,	10/15 at 100.00	AAA	1,523,341
	Series 2005B, 5.000%, 4/01/21 – AMBAC Insured

25,660	Total New York			26,847,523

	North Carolina – 2.2% (1.4% of Total Investments)
3,100	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AAA	3,205,462
	Regional Hospital Project, Series 2003, 5.125%, 10/01/32 – FSA Insured
3,050	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	Aaa	3,182,645
	5/01/22 – AMBAC Insured

6,150	Total North Carolina			6,388,107

	Ohio – 0.6% (0.4% of Total Investments)
1,500	Tallmadge City School District, Ohio, General Obligation Bonds, Series 2005, 5.000%, 12/01/28 –	6/15 at 100.00	AAA	1,553,520
	FSA Insured

	Oklahoma – 1.6% (1.1% of Total Investments)
3,500	Oklahoma Capitol Improvement Authority, State Facilities Revenue Bonds, Series 2005F, 5.000%,	7/15 at 100.00	AAA	3,652,075
	7/01/24 – AMBAC Insured
1,035	Oklahoma Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds,	No Opt. Call	AAA	1,084,131
	Series 1987A, 7.997%, 8/01/18 (Alternative Minimum Tax)

4,535	Total Oklahoma			4,736,206

	Oregon – 4.2% (2.8% of Total Investments)
	Oregon Health Sciences University, Revenue Bonds, Series 2002A:
5,000	5.000%, 7/01/26 – MBIA Insured	1/13 at 100.00	AAA	5,158,900
7,000	5.000%, 7/01/32 – MBIA Insured	1/13 at 100.00	AAA	7,190,960

12,000	Total Oregon			12,349,860

	Pennsylvania – 2.3% (1.5% of Total Investments)
1,500	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A,	12/15 at 100.00	AAA	1,562,940
	5.000%, 12/01/23 – MBIA Insured
4,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Series 2006A,	6/16 at 100.00	AAA	4,171,800
	5.000%, 6/01/26 – FSA Insured
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	AAA	1,095,948
	AMBAC Insured

6,550	Total Pennsylvania			6,830,688

	Puerto Rico – 2.0% (1.3% of Total Investments)
2,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/22 –	7/15 at 100.00	AAA	2,629,325
	FGIC Insured
1,000	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	AAA	1,100,140
2,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	AAA	2,234,080
	5.500%, 7/01/17 – MBIA Insured

5,500	Total Puerto Rico			5,963,545

	Tennessee – 3.7% (2.4% of Total Investments)
3,000	Blount County Public Building Authority, Tennessee, Local Government Public Improvement Lease	6/15 at 100.00	Aaa	3,129,270
	Bonds, Oak Ridge, Series 2005B-9-A, 5.000%, 6/01/24 – AMBAC Insured
2,055	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004, 5.000%, 10/01/22 –	10/14 at 100.00	AAA	2,148,030
	FSA Insured
5,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	5,383,350
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 6.000%, 11/15/30
	(Pre-refunded 11/15/09) – AMBAC Insured

10,055	Total Tennessee			10,660,650

	Texas – 10.6% (6.9% of Total Investments)
12,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/09 at 100.00	AAA	12,974,500
	Series 2001A, 5.500%, 11/01/35 – FGIC Insured (Alternative Minimum Tax)
	North Harris County Regional Water Authority, Texas, Senior Water Revenue Bonds, Series 2003:
4,565	5.250%, 12/15/20 – FGIC Insured	12/13 at 100.00	AAA	4,852,002
4,800	5.250%, 12/15/21 – FGIC Insured	12/13 at 100.00	AAA	5,081,808
7,600	San Antonio, Texas, Airport System Improvement Revenue Bonds, Series 2001, 5.375%, 7/01/16 –	7/11 at 101.00	AAA	7,984,028
	FGIC Insured (Alternative Minimum Tax)

29,465	Total Texas			30,892,338

	Washington – 18.7% (12.1% of Total Investments)
5,000	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	5,317,650
	Series 2001B, 5.600%, 1/01/36 – MBIA Insured (Alternative Minimum Tax)
	King County School District 405, Bellevue, Washington, General Obligation Bonds, Series 2002:
12,060	5.000%, 12/01/19 – FGIC Insured	12/12 at 100.00	AAA	12,614,157
12,785	5.000%, 12/01/20 – FGIC Insured	12/12 at 100.00	AAA	13,307,523
	Pierce County School District 343, Dieringer, Washington, General Obligation Refunding Bonds,
	Series 2003:
2,755	5.250%, 12/01/18 – FGIC Insured	6/13 at 100.00	Aaa	2,939,447
2,990	5.250%, 12/01/19 – FGIC Insured	6/13 at 100.00	Aaa	3,190,180
4,715	Port of Seattle, Washington, Revenue Bonds, Series 2001B, 5.625%, 4/01/17 – FGIC Insured	10/11 at 100.00	AAA	5,015,958
	(Alternative Minimum Tax)
895	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999C,	3/10 at 101.00	AAA	957,444
	6.000%, 9/01/29 – MBIA Insured (Alternative Minimum Tax)
1,265	Tacoma, Washington, General Obligation Bonds, Series 2002, 5.000%, 12/01/18 – FGIC Insured	12/12 at 100.00	AAA	1,329,667
4,200	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2001, 5.250%, 12/01/20 –	12/11 at 100.00	AAA	4,418,148
	AMBAC Insured
5,000	Washington, General Obligation Bonds, Series 2001C, 5.250%, 1/01/26 – FSA Insured	1/11 at 100.00	AAA	5,187,000

51,665	Total Washington			54,277,174

$ 433,825	Total Investments (cost $425,517,342) – 153.5%			446,849,133

	Other Assets Less Liabilities – 1.8%			5,163,766

	Preferred Shares, at Liquidation Value – (55.3)%			(161,000,000)

	Net Assets Applicable to Common Shares – 100%			$291,012,899

All of the bonds in the Portfolio of Investments are either covered by Original Issue Insurance, Secondary
Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S.
Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s
Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At July 31, 2006, the cost of investments was $425,454,985.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2006, were as follows:

Gross unrealized:
Appreciation	$22,097,198
Depreciation	(703,050)

Net unrealized appreciation (depreciation) of investments	$21,394,148

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Premier Insured Municipal Income Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         September 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         September 28, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        September 28, 2006

* Print the name and title of each signing officer under his or her signature.